Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

March 27, 2017

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (the "Registrant")
File Nos. 333-40455 and 811-08495
Rule 497(j) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 214/215 to the Registration Statement of the Registrant, which was filed with the U.S. Securities and Exchange Commission electronically on March 22, 2017.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

cc:	Allan J. Oster, Esquire

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